4. LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
4. LONG-THERM DEBT

NOTE 4 – LONG-TERM DEBT

2012 Convertible Promissory Notes – In June 2012, the Company issued $4,722,500 of Convertible Promissory Notes, due and payable on June 30, 2015 and convertible at the holder’s option, into common stock of the Company at $1.25 per share.  The Convertible Promissory Notes bear interest at 15% per year, payable quarterly. Of the total amount raised, $2,685,000 represents new cash investors and $2,037,500 represents investors from the 2010 convertible note offering who chose to roll their investment in that earlier offering into the Company's new offering. Net proceeds from this financing will be used to fund an accelerated developmental drilling program in the Company's oil fields located in Southeast Texas and to pay any of the 2010 Convertible Promissory Notes that remain outstanding on October 31, 2012, the maturity date of the notes.

Except in certain circumstances, the conversion price of the 2012 Convertible Promissory Notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  On or prior to December 31, 2013, the Company may repay the Notes, without penalty, upon twenty days written notice to the Note holders if, during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $2.25 or greater and the Company’s common stock has an average daily trading volume of 100,000 shares or more during the twenty trading days. After December 31, 2013 the Company may prepay the Notes upon twenty days written notice to the Note holders.

Direct costs of $478,214 were incurred in connection with the issuance of the 2012 Convertible Promissory Notes.  The Company recognized a loss on debt extinguishment of $306,415 related to the investors who chose to roll their investment in the 2010 Convertible Promissory Notes into the new offering. The placement agents for this offering received a cash commission of $427,900 as well as 296,300 Series E warrants. Each Series E warrant entitles the holder to purchase one share of the Company’s common stock. The Series E warrants may be exercised at any time on or before June 30, 2017 at a price of $1.55 per share.

In July 2012, the Company completed the issuance of an additional $2,127,000 of 2012 Convertible Promissory Notes, with the same terms and conditions as the notes issued in June 2012. Of the total amount raised in July, $1,114,500 represents new cash investors and $1,012,500 represents investors in the 2010 Convertible Promissory Notes who chose to roll their investment in that offering into the Company's new offering.

2010 Convertible Promissory Notes – In December 2010, the Company completed the issuance of $3,400,000 in Convertible Promissory Notes, due and payable on October 31, 2012 and convertible, at the holder’s option, into common stock of the Company at $1.00 per share at any time after April 30, 2011.  The 2010 Convertible Promissory Notes bear interest at 8% per year, payable quarterly.  In addition, the note holders were issued 1,700,000 Series A warrants to purchase the Company’s common stock at $4.00 per share any time on or before October 31, 2014 and were additionally granted a twenty percent (20%) net profits interest payable quarterly from any net profits generated from wells drilled and completed with the proceeds of the notes.  The notes are secured by the oil and gas leases acquired, and any oil or gas wells drilled on the leases, with the proceeds from the sale of the notes.

Except in certain circumstances, the conversion price of the 2010 Convertible Promissory Notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  The 2010 Convertible Promissory Notes may be prepaid, without penalty, upon twenty days written notice to the note holders if (i) during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $5.00 or greater and has an average daily trading volume of 50,000 shares or more during the twenty trading days, or (ii) the Company completes a registered public offering of its common stock at an offering price of $4.00 per share or more with a minimum offering size of at least $2,000,000.

Direct costs of $400,051 were incurred in connection with the issuance of the 2010 Convertible Promissory Notes.  The Company also issued the placement agent Series B warrants for the purchase of up to 340,000 shares of common stock at a price of $1.20 per share at any time prior to October 31, 2014, 170,000 shares of common stock at a price of $4.00 per share at any time prior to October 31, 2014, and 453,322 shares of common stock at a price of $0.10 per share at any time prior to March 31, 2011.  As of June 30, 2012, 453,322 warrants have been exercised. The warrants also provide for adjustment to their exercise prices similar to potential adjustment to the conversion price of the notes discussed above.

The Company’s combined gross outstanding balance of the 2010 and 2012 Convertible Promissory Notes was $6,085,000 as of June 30, 2012.  As of June 30, 2012, the combined unamortized discount on the 2010 and 2012 Convertible Promissory Notes totaled $472,104.  Interest expense for the amortization of debt issuance costs and discount on the notes was $293,660 and $818,786 for the three and nine-month periods ended June 30, 2012, respectively.  The combined effective interest rate of the 2010 and 2012 Convertible Promissory Notes (net of the participation liability discussed below) was 31.3% as of June 30, 2012.

Net Profits Interest Participation Liability – The note holder’s twenty percent (20%) net profits interest granted with the issuance of the 2010 Convertible Promissory Notes is owned by Vanguard Net Profits, LLC, a Texas limited liability company (the “Fund”). The Company has a 1% interest in the Fund and is the Fund’s manager on behalf of the notes holders who own the remaining interest.

The Company has recognized a participation liability related to the net profits interest granted. This participation liability is reflected in the liability section of the balance sheet at its estimated fair value of $928,439 as of June 30, 2012. The Company estimated the fair value of the participation liability utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled and completed with the proceeds of the notes. At any time, the Company may purchase the net profits interests held by the Fund for $3,400,000.

The Company incurred expense associated with the net profits interest granted during the three and nine-month periods ended June 30, 2012 of $23,371 and $75,560, respectively. This amount is reported as interest expense in the statement of operations. The Company also made payments under this arrangement of $59,552 and $276,582, respectively, during the three and nine-month periods ended June 30, 2012.

In December 2010, the Company completed the issuance of $3,400,000 in Convertible Promissory Notes, due and payable on October 31, 2012 and convertible, at the holder’s option, into common stock of the Company at $1.00 per share at any time after April 30, 2011.  The Convertible Promissory Notes bear interest at 8% per year, payable quarterly.  In addition, the note holders were issued 1,700,000 Series A warrants to purchase the Company’s common stock at $4.00 per share any time on or before October 31, 2014 and were additionally granted a twenty percent (20%) net profits interest payable quarterly in any oil wells drilled and completed with the proceeds of the notes.  The notes are secured by the oil and gas leases acquired, and any oil or gas wells drilled on the leases with the proceeds from the sale of the notes.  The net proceeds of the notes were used to retire the 90-day notes issued for the purchase of the Batson Dome Field, drill new wells on the acquired field and provide for corporate working capital.

Except in certain circumstances, the conversion price of the notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  The Convertible Promissory Notes may be prepaid, without penalty, upon twenty days written notice to the note holders if (i) during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $5.00 or greater and has an average daily trading volume of 50,000 shares or more during the twenty trading days, or (ii) the Company completes a registered public offering of its common stock at an offering price of $4.00 per share or more with a minimum offering size of at least $2,000,000.

Direct costs of $400,051 were incurred in connection with the issuance of the Convertible Promissory Notes.  The Company also issued the placement agent Series B warrants for the purchase of up to 340,000 shares of common stock at a price of $1.20 per share at any time prior to October 31, 2014, 170,000 shares of common stock at a price of $4.00 per share at any time prior to October 31, 2014, and 453,322 shares of common stock at a price of $0.10 per share at any time prior to March 31, 2011.  As of September 30, 2011, 453,322 warrants have been exercised. The warrants also provide for similar adjustment to their exercise prices as the conversion price of the notes discussed above. Pursuant to FASB ASC 815, Derivatives and Hedging, the fair value of the embedded conversion feature upon issuance was recorded as a conversion feature liability. The conversion feature liability is marked to market at each balance sheet date. The fair value of the conversion feature liability at September 30, 2011 was $720,593 and was computed using the Black-Scholes model using the following assumptions: (1) expected life of 1.1 years; (2) volatility of 39.5%; (3) risk free interest of 0.13% and a dividend rate of zero. Likewise, the original fair values of the warrants issued to the note holders and to the placement agent have been recorded as warrant liabilities. The warrant liabilities are also marked to market at each balance sheet date. The fair value of the warrant liabilities at September 30, 2011 was $400,319 and was computed using the Black-Scholes pricing model using the following assumptions: (1) expected life of 3.1 years; (2) volatility of 39.5%; (3) risk free interest of 0.35% and a dividend rate of zero.

The initial fair values of the embedded conversion feature and the warrants issued to note holders were recorded as discounts to the Convertible Promissory Notes. The initial fair value of warrants issued to the placement agent of $143,948 was recorded as debt issuance costs.  The Company’s gross outstanding balance of the Convertible Promissory Notes was $3,400,000 as of September 30, 2011 and the unamortized discount on the Convertible Promissory Notes totaled $1,066,539.  Interest expense for the amortization of debt issuance cost and discount on the notes was $485,910 for 2011.  The effective interest rate of the Convertible Promissory Notes (net of the participation liability discussed below) was 30.2% as of September 30, 2011.

The note holder’s twenty percent (20%) net profits interest granted with the issuance of the Convertible Promissory Notes is owned by Vanguard Net Profits, LLC, a Texas limited liability company (the “Fund”). The Company has a 1% interest in the Fund and is the Fund’s manager on behalf of the notes holders who own the remaining interest.

The Company has recognized a participation liability related to the net profits interest granted. This participation liability is reflected in the liability section of the balance sheet at its estimated fair value of $1,172,315 as of September 30, 2011. The Company estimated the fair value of the participation liability utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled and completed with the proceeds of the notes. At any time, the Company may purchase the net profits interests held by the Fund for $3,400,000.

The Company incurred expense during 2011 associated with the net profits interest of $108,503. This amount is reported as interest expense in the statement of operations. The Company made payments of $329,006 under this arrangement.